Consolidated Statements of Shareholders' Equity (Parentheticals) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Impact of change in accounting policy, net of tax	$ 11.5	$ 6.7